Long-Term Debt - Additional Information - Senior unsecured notes (Detail) - Senior Notes (8.5%) due January 15, 2020 [Member]	6 Months Ended
Jun. 30, 2016 USD ($)
The 8.5% Notes due in January 2020 [Member]
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding	8.50%
Effective interest rate	8.67%
Capitalized cost included in other non-current asset	$ 13,300,000
Debt instrument, redemption price as percentage of principal amount	100.00%
Discount rate for redemption feature	0.50%
Repurchased principal amount	$ 57,300,000
Premium on bond repurchases	7,700,000
The 8.5% Notes due in January 2020 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Unamortized debt issuance expense	6,600,000
The Original Notes [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	$ 450,000,000
Percentage over par at which notes sold	99.181%
The Notes [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	$ 200,000,000
Percentage over par at which notes sold	99.01%